PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.2% of Net Assets
Non-Convertible Bonds – 87.5%
	Aerospace & Defense – 3.3%
$ 125,000	Boeing Co. (The), 2.196%, 2/04/2026	$124,970
20,000	Boeing Co. (The), 2.250%, 6/15/2026	20,029
20,000	Boeing Co. (The), 2.950%, 2/01/2030	20,377
5,000	Boeing Co. (The), 3.100%, 5/01/2026	5,210
10,000	Boeing Co. (The), 3.200%, 3/01/2029	10,292
5,000	Boeing Co. (The), 3.250%, 2/01/2035	5,038
5,000	Boeing Co. (The), 3.375%, 6/15/2046	4,819
5,000	Boeing Co. (The), 3.500%, 3/01/2039	5,073
15,000	Boeing Co. (The), 3.550%, 3/01/2038	15,254
220,000	Boeing Co. (The), 3.625%, 2/01/2031	234,605
5,000	Boeing Co. (The), 3.625%, 3/01/2048	4,951
40,000	Boeing Co. (The), 3.750%, 2/01/2050	41,448
15,000	Boeing Co. (The), 3.825%, 3/01/2059	15,064
10,000	Boeing Co. (The), 3.850%, 11/01/2048	10,379
15,000	Boeing Co. (The), 3.900%, 5/01/2049	15,726
30,000	Boeing Co. (The), 3.950%, 8/01/2059	31,161
40,000	Boeing Co. (The), 5.150%, 5/01/2030	46,604
10,000	Boeing Co. (The), 5.805%, 5/01/2050	13,541
30,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	31,727
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	22,276
5,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	5,013
125,000	Textron, Inc., 3.000%, 6/01/2030	128,993

		812,550

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – 0.6%
$ 73,308	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	$69,713
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	15,598
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	16,031
13,470	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	14,024
10,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	10,427
15,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	15,469

		141,262

	Automotive – 1.7%
60,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	58,500
30,000	Ford Motor Co., 3.250%, 2/12/2032	30,720
40,000	Ford Motor Co., 9.000%, 4/22/2025	48,904
170,000	General Motors Co., 5.200%, 4/01/2045	210,333
40,000	General Motors Co., 6.250%, 10/02/2043	54,738
5,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(a)	5,700

		408,895

	Banking – 10.1%
40,000	Ally Financial, Inc., 2.200%, 11/02/2028	39,733
65,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(a)	67,438
50,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(a)	51,540
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026(b)	297,919
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	204,827
215,000	Citigroup, Inc., 4.450%, 9/29/2027	239,729
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	266,722
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	157,869
390,000	Morgan Stanley, 3.625%, 1/20/2027(b)	422,822
200,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027(b)	197,257
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	120,032

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 200,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	$206,009
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(b)	226,291

		2,498,188

	Brokerage – 1.3%
15,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,884
180,000	Jefferies Group LLC, 6.500%, 1/20/2043	248,567
60,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	58,760

		327,211

	Building Materials – 0.1%
35,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	36,925

	Cable Satellite – 4.6%
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	121,279
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	122,783
90,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	86,704
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	184,740
200,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	192,750
15,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	15,356
100,000	DISH DBS Corp., 5.125%, 6/01/2029	91,000
110,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	111,736
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	218,042

		1,144,390

	Chemicals – 1.5%
70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	78,024
15,000	FMC Corp., 3.450%, 10/01/2029	15,971
60,000	Hercules LLC, 6.500%, 6/30/2029	67,213
200,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	196,808

		358,016

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 2.3%
$ 185,000	Expedia Group, Inc., 3.250%, 2/15/2030	$188,793
50,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	49,617
325,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	330,961
5,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,441

		574,812

	Electric – 1.6%
15,000	AES Corp. (The), 2.450%, 1/15/2031	14,615
5,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	5,327
85,000	Calpine Corp., 3.750%, 3/01/2031, 144A	81,919
40,000	Calpine Corp., 5.125%, 3/15/2028, 144A	40,606
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	21,949
35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	38,074
35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	37,498
140,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	129,691
20,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	20,738

		390,417

	Finance Companies – 6.2%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	159,052
105,000	Air Lease Corp., 3.125%, 12/01/2030	107,139
205,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	204,610
40,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(a)	41,450
125,000	Aircastle Ltd., 4.125%, 5/01/2024	130,513
15,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(a)	15,300
65,000	Ares Capital Corp., 2.875%, 6/15/2028	64,712
65,000	Ares Capital Corp., 3.200%, 11/15/2031	63,907
25,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	24,384
30,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	29,671

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 40,000	FS KKR Capital Corp., 3.125%, 10/12/2028	$39,797
35,000	FS KKR Capital Corp., 3.400%, 1/15/2026	35,542
75,000	Navient Corp., 5.000%, 3/15/2027	76,490
35,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	34,729
10,000	OneMain Finance Corp., 7.125%, 3/15/2026	11,400
50,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	48,904
50,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	49,079
110,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	109,175
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	75,281
155,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	157,325
55,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	55,708

		1,534,168

	Financial Other – 1.7%
115,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	111,932
30,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	29,250
115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	118,270
35,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	34,825
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	136,388

		430,665

	Food & Beverage – 3.1%
150,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	156,840
145,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	170,171
95,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	119,315
10,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	10,140
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	52,797
60,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	61,110

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$ 190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	$189,221

		759,594

	Gaming – 0.8%
20,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	20,108
85,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029, 144A	89,250
15,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	14,550
55,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	58,575
5,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	5,575

		188,058

	Government Owned—No Guarantee – 0.1%
25,000	EcoPetrol S.A., 4.625%, 11/02/2031	24,305

	Health Insurance – 0.7%
90,000	Centene Corp., 2.500%, 3/01/2031	87,617
35,000	Centene Corp., 2.625%, 8/01/2031	34,300
20,000	Centene Corp., 3.000%, 10/15/2030	20,330
5,000	Centene Corp., 4.625%, 12/15/2029	5,392
20,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	20,125

		167,764

	Healthcare – 2.0%
25,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	25,273
15,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	14,796
75,000	Cigna Corp., 4.375%, 10/15/2028	85,238
5,000	Encompass Health Corp., 4.750%, 2/01/2030	5,150
165,000	HCA, Inc., 4.125%, 6/15/2029	181,562
95,000	HCA, Inc., 5.250%, 6/15/2049	122,010
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	25,687
30,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	31,686

		491,402

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 0.8%
$ 90,000	Lennar Corp., 4.750%, 11/29/2027	$101,851
70,000	PulteGroup, Inc., 6.000%, 2/15/2035	90,022

		191,873

	Independent Energy – 3.0%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	162,189
5,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	4,891
20,000	Continental Resources, Inc., 3.800%, 6/01/2024	20,869
70,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	82,433
10,000	Coterra Energy, Inc., 4.375%, 6/01/2024, 144A	10,575
20,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	20,613
25,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	24,625
40,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	39,200
5,000	EQT Corp., 3.125%, 5/15/2026, 144A	5,133
30,000	EQT Corp., 3.625%, 5/15/2031, 144A	31,125
15,000	EQT Corp., 3.900%, 10/01/2027	16,088
10,000	EQT Corp., 5.000%, 1/15/2029	11,075
55,000	Hess Corp., 4.300%, 4/01/2027	59,898
60,000	Hess Corp., 5.600%, 2/15/2041	74,074
15,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	14,700
15,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	15,000
30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	33,399
45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	49,883
20,000	Ovintiv Exploration, Inc., 5.625%, 7/01/2024	22,016
30,000	Ovintiv, Inc., 6.500%, 8/15/2034	38,600
5,000	Southwestern Energy Co., 4.750%, 2/01/2032	5,265

		741,651

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Industrial Other – 0.1%
$ 20,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	$20,525

	Leisure – 0.8%
55,000	Carnival Corp., 5.750%, 3/01/2027, 144A	55,000
30,000	Carnival Corp., 6.000%, 5/01/2029, 144A	29,850
30,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	29,867
10,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	9,850
60,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	60,694

		185,261

	Life Insurance – 0.8%
50,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	49,079
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	93,391
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	31,722
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	34,459

		208,651

	Lodging – 1.4%
60,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	59,685
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	40,968
10,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	10,000
25,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	25,625
5,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	5,542
3,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	3,377
25,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	28,124
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	19,939
20,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	20,130
45,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	45,382

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$ 75,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	$75,375

		334,147

	Media Entertainment – 1.6%
25,000	AMC Networks, Inc., 4.250%, 2/15/2029	24,844
60,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	62,086
85,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	86,200
75,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	78,007
10,000	Netflix, Inc., 4.875%, 4/15/2028	11,400
120,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	139,950

		402,487

	Metals & Mining – 3.5%
25,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	26,062
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	220,427
35,000	ArcelorMittal S.A., 7.000%, 10/15/2039	48,219
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	215,250
45,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	47,250
25,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	26,812
40,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	48,700
10,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	12,571
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	145,226
20,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	21,577
35,000	Novelis Corp., 4.750%, 1/30/2030, 144A	36,794
10,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	9,637

		858,525

	Midstream – 2.6%
115,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	129,757
55,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	55,413

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	$11,300
55,000	Energy Transfer LP, 4.000%, 10/01/2027	59,054
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	30,267
35,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	38,238
15,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	14,888
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	89,012
15,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	15,664
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	35,087
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	37,219
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	15,675
60,000	Valero Energy Partners LP, 4.500%, 3/15/2028	66,156
10,000	Western Midstream Operating LP, 5.300%, 2/01/2030	10,990
10,000	Western Midstream Operating LP, 5.300%, 3/01/2048	12,050
5,000	Western Midstream Operating LP, 5.450%, 4/01/2044	5,975
10,000	Western Midstream Operating LP, 6.500%, 2/01/2050	11,825

		638,570

	Paper – 0.2%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	45,732

	Pharmaceuticals – 2.6%
40,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	36,800
10,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	8,800
25,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	21,969
245,000	Merck & Co., Inc., 2.350%, 2/10/2022(b)	245,558
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	52,415
70,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	65,800
250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	211,250

		642,592

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 1.2%
$ 175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	$171,731
65,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	66,359
55,000	Stewart Information Services Corp., 3.600%, 11/15/2031	55,691

		293,781

	REITs - Apartments – 0.0%
10,000	American Homes 4 Rent, 2.375%, 7/15/2031	9,800

	REITs - Diversified – 0.1%
15,000	EPR Properties, 3.600%, 11/15/2031	14,840

	REITs - Mortgage – 0.1%
15,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	15,098

	REITs - Office Property – 0.0%
10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	9,943

	REITs - Shopping Centers – 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	125,486
75,000	SITE Centers Corp., 3.625%, 2/01/2025	78,515

		204,001

	Restaurants – 0.7%
125,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	127,500
45,000	Yum! Brands, Inc., 4.625%, 1/31/2032	47,818

		175,318

	Retailers – 0.8%
55,000	Carvana Co., 5.625%, 10/01/2025, 144A	55,070
91,400	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	100,516
20,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	20,519
10,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	9,937
10,000	Tapestry, Inc., 3.050%, 3/15/2032	10,059

		196,101

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – 0.8%
$ 200,000	Mexico Government International Bond, 4.280%, 8/14/2041	$207,250

	Technology – 5.4%
85,000	Avnet, Inc., 4.625%, 4/15/2026	93,166
115,000	Broadcom, Inc., 4.300%, 11/15/2032	129,234
90,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	93,635
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	121,550
60,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	59,629
5,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	5,050
55,000	IHS Markit Ltd., 4.250%, 5/01/2029	62,563
60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	63,229
35,000	Jabil, Inc., 1.700%, 4/15/2026	34,904
30,000	Marvell Technology, Inc., 2.450%, 4/15/2028	30,426
25,000	Marvell Technology, Inc., 2.950%, 4/15/2031	25,473
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	305,407
25,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	25,281
60,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	61,800
30,000	Oracle Corp., 3.950%, 3/25/2051	31,143
60,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	61,076
10,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	11,300
60,000	TD SYNNEX Corp., 1.750%, 8/09/2026, 144A	58,473
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	39,024
5,000	Western Digital Corp., 2.850%, 2/01/2029	5,048
5,000	Western Digital Corp., 3.100%, 2/01/2032	5,037

		1,322,448

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – 15.8%
$ 135,000	U.S. Treasury Bond, 1.125%, 8/15/2040	$117,872
430,000	U.S. Treasury Bond, 1.875%, 2/15/2051	425,431
1,705,000	U.S. Treasury Note, 0.125%, 1/31/2023(b)(c)	1,699,139
780,000	U.S. Treasury Note, 0.125%, 4/30/2023(b)	775,826
875,000	U.S. Treasury Note, 0.250%, 9/30/2023(b)	868,848

		3,887,116

	Wireless – 2.6%
80,000	Crown Castle International Corp., 2.500%, 7/15/2031	79,406
70,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	67,200
130,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	132,462
65,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	67,625
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	289,845

		636,538

	Wirelines – 0.1%
20,000	Verizon Communications, Inc., 2.850%, 9/03/2041	19,731

	Total Non-Convertible Bonds (Identified Cost $21,246,627)	21,550,601

Convertible Bonds – 5.7%
	Airlines – 0.6%
20,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	18,644
100,000	Southwest Airlines Co., 1.250%, 5/01/2025	133,300

		151,944

	Cable Satellite – 1.4%
25,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025(d)	25,063
340,000	DISH Network Corp., 3.375%, 8/15/2026	321,828

		346,891

	Consumer Cyclical Services – 0.3%
5,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(d)	5,753
25,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.003%, 2/15/2026, 144A(e)	21,188

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Consumer Cyclical Services – continued
$ 50,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.573%, 12/15/2025(e)	$49,448

		76,389

	Gaming – 0.1%
10,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	23,700

	Healthcare – 0.5%
130,000	Teladoc Health, Inc., 1.250%, 6/01/2027	118,381

	Leisure – 0.2%
60,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	56,385

	Media Entertainment – 0.5%
30,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	25,530
35,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(d)	31,346
75,000	Zynga, Inc., Zero Coupon, 0.456%-1.992%, 12/15/2026(e)	68,444

		125,320

	Pharmaceuticals – 1.4%
240,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	250,344
15,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027(d)	15,174
25,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(d)	21,985
40,000	Livongo Health, Inc., 0.875%, 6/01/2025	45,871

		333,374

	Technology – 0.7%
25,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	22,750
50,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	94,720
65,000	Splunk, Inc., 1.125%, 6/15/2027	60,613

		178,083

	Total Convertible Bonds (Identified Cost $1,441,146)	1,410,467

	Total Bonds and Notes (Identified Cost $22,687,773)	22,961,068

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – 3.0%
$ 250,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.032%, 4/20/2034, 144A(f)	$248,014
250,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.900%, 3.024%, 7/15/2030, 144A(f)	249,007
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.382%, 4/20/2034, 144A(f)	250,125

	Total Collateralized Loan Obligations (Identified Cost $750,000)	747,146

Shares
Preferred Stocks – 2.4%
Convertible Preferred Stocks – 2.4%
	Banking – 1.1%
97	Bank of America Corp., Series L, 7.250%	140,204
83	Wells Fargo & Co., Class A, Series L, 7.500%	123,714

		263,918

	Food & Beverage – 0.1%
179	Bunge Ltd., 4.875%	22,652

	Healthcare – 0.0%
98	Boston Scientific Corp., Series A, 5.500%	11,237

	Technology – 0.1%
273	Clarivate PLC, Series A, 5.250%	24,805

	Wireless – 1.1%
250	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(g)(h)	260,677

	Total Convertible Preferred Stocks (Identified Cost $619,154)	583,289

	Total Preferred Stocks (Identified Cost $619,154)	583,289

Principal Amount
Short-Term Investments – 0.7%
$184,018	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $184,018 on 1/03/2022 collateralized by $155,500 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2030 valued at $187,799 including accrued interest(i) (Identified Cost $184,018)	184,018

	Total Investments – 99.3% (Identified Cost $24,240,945)	24,475,521
	Other assets less liabilities – 0.7%	170,624

	Net Assets – 100.0%	$24,646,145

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets
$260,677	1.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Perpetual bond with no specified maturity date.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(f)	Variable rate security. Rate as of December 31, 2021 is disclosed.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2021, the value of this security amounted to $260,677 or 1.1% of net assets.

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $7,889,406 or 32.0% of net assets.

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10-Year U.S. Treasury Note	3/22/2022	15	$2,170,006	$2,196,562	$(26,556)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	—	22,961,068	—	22,961,068
Collateralized Loan Obligations	—	747,146	—	747,146
Preferred Stocks
Food & Beverage	—	22,652	—	22,652
Wireless	—	260,677	—	260,677
All Other Preferred Stocks*	299,960	—	—	299,960

Total Preferred Stocks	299,960	283,329	—	583,289

Short-Term Investments	—	184,018	—	184,018

Total	$299,960	$24,175,561	$—	$24,475,521

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(26,556)	$—	$—	$(26,556)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may use futures contracts to gain investment exposure. During the period ended December 31, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2021:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(26,556)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$49,828	$49,828

Industry Summary at December 31, 2021 (Unaudited)

Treasuries	15.8%
Banking	11.2
Finance Companies	6.2
Technology	6.2
Cable Satellite	6.0
Pharmaceuticals	4.0
Wireless	3.7
Metals & Mining	3.5
Aerospace & Defense	3.3
Food & Beverage	3.2
Independent Energy	3.0
Consumer Cyclical Services	2.6
Midstream	2.6
Healthcare	2.5
Media Entertainment	2.1
Other Investments, less than 2% each	19.7
Collateralized Loan Obligations	3.0
Short-Term Investments	0.7

Total Investments	99.3
Other assets less liabilities (including futures contracts)	0.7

Net Assets	100.0%